Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		98 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2013
Income Statement [Abstract]
Revenue
Expenses
Consulting fees (Note 5)	40,332		80,226		40,792		154,518
Foreign exchange loss (gain)	(7)	484	4	484	680		684
General and administrative	118	150	2,943	377	2,428	1,855	8,095
Management fees (Note 4)	22,500	19,500	45,000	39,000	81,000	60,000	339,000
Mineral exploration costs (Note 5)	6,181		12,293		15,924		28,217
Professional fees	5,950	550	16,652	875	1,525	550	19,202
Transfer agent and regulatory fees			1,000				1,000
Total Expenses	75,074	20,684	158,118	40,736	142,349	62,405	550,716
Net Loss and Comprehensive Loss	$ (75,074)	$ (20,684)	$ (158,118)	$ (40,736)	$ (142,349)	$ (62,405)	$ (550,716)
Net Loss Per Share, Basic and Diluted	$ (0.01)		$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)
Weighted Average Shares Outstanding	13,102,227	8,156,384	13,102,227	8,134,493	9,645,479	8,000,000